T. ROWE PRICE Global High Income Bond Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
BELGIUM 0.6%
Corporate Bonds 0.6%
House of Finance, 4.375%, 7/15/26  1,875,000 2,028
Total Belgium (Cost
$2,252
)
2,028
BRAZIL 1.3%
Corporate Bonds 1.3%
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (1) 1,315,000 1,165
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD) (1) 1,190,000 1,073
Klabin Austria, 3.20%, 1/12/31 (USD)  2,260,000 1,974
Total Brazil (Cost
$4,569
)
4,212
CANADA 0.3%
Corporate Bonds 0.3%
Air Canada, 4.625%, 8/15/29 (1) 640,000 484
Air Canada, 4.625%, 8/15/29  430,000 325
Methanex, 5.65%, 12/1/44 (USD)  160,000 146
Total Canada (Cost
$973
)
955
CHILE 3.1%
Corporate Bonds 3.1%
AES Andes, VR, 6.35%, 10/7/79 (USD) (2) 720,000 712
AES Andes, VR, 7.125%, 3/26/79 (USD) (2) 1,140,000 1,146
Agrosuper, 4.60%, 1/20/32 (USD) (1) 2,040,000 1,971
Kenbourne Invest, 4.70%, 1/22/28 (USD)  1,750,000 1,541
Mercury Chile Holdco, 6.50%, 1/24/27 (USD) (1) 1,600,000 1,534
VTR Comunicaciones, 4.375%, 4/15/29 (USD) (1) 1,525,000 1,397
VTR Finance, 6.375%, 7/15/28 (USD) (1) 1,286,000 1,248
VTR Finance, 6.375%, 7/15/28 (USD)  620,000 602
Total Chile (Cost
$10,849
)
10,151
CHINA 1.9%
Convertible Bonds 0.6%
Vnet Group, Zero Coupon, 2/1/26 (USD)  2,346,000 1,875
1,875

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 1.3%
Country Garden Holdings, 5.625%, 1/14/30 (USD)  2,270,000 1,606
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (USD)  1,115,000 999
Kaisa Group Holdings, 11.25%, 4/9/22 (USD) (3) 1,500,000 300
Shimao Group Holdings, 5.20%, 1/16/27 (USD)  1,540,000 431
Times China Holdings, 6.20%, 3/22/26 (USD)  1,570,000 612
Times China Holdings, 6.75%, 7/8/25 (USD)  500,000 205
4,153
Total China (Cost
$10,258
)
6,028
COLOMBIA 1.9%
Corporate Bonds 1.9%
Banco Davivienda, VR, 6.65% (USD) (2)(4) 370,000 342
Banco Davivienda, VR, 6.65% (USD) (1)(2)(4) 1,950,000 1,801
Ecopetrol, 4.625%, 11/2/31 (USD)  1,950,000 1,767
Ecopetrol, 5.875%, 5/28/45 (USD)  495,000 435
GCM Mining, 6.875%, 8/9/26 (USD) (1) 1,880,000 1,683
Total Colombia (Cost
$6,621
)
6,028
FRANCE 3.1%
Corporate Bonds 3.1%
Altice France, 4.25%, 10/15/29 (1) 885,000 891
Altice France Holding, 4.00%, 2/15/28  3,550,000 3,379
CAB, 3.375%, 2/1/28 (1) 680,000 714
CAB, 3.375%, 2/1/28  650,000 683
Chrome Bidco SASU, 3.50%, 5/31/28 (1) 850,000 907
Chrome Holdco SASU, 5.00%, 5/31/29 (1) 930,000 958
IPD 3, 5.50%, 12/1/25 (1) 685,000 758
Laboratoire Eimer Selas, 5.00%, 2/1/29 (1) 280,000 288
Laboratoire Eimer Selas, 5.00%, 2/1/29  300,000 308
Loxam, 6.00%, 4/15/25 (1) 99,819 111
Loxam, 6.00%, 4/15/25  374,321 414
UBS, 5.125% (1)(4) 620,000 696
Total France (Cost
$11,332
)
10,107
GERMANY 1.1%
Corporate Bonds 1.1%
Gruenenthal, 3.625%, 11/15/26 (1) 410,000 451
Gruenenthal, 4.125%, 5/15/28 (1) 210,000 227

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TK Elevator Holdco, 6.625%, 7/15/28 (1) 724,500 786
TK Elevator Midco, 4.375%, 7/15/27 (1) 405,000 441
TUI Cruises, 6.50%, 5/15/26 (1) 1,634,000 1,711
Total Germany (Cost
$3,964
)
3,616
GHANA 0.7%
Corporate Bonds 0.7%
Kosmos Energy, 7.125%, 4/4/26 (USD) (1) 1,485,000 1,454
Kosmos Energy, 7.75%, 5/1/27 (USD) (1) 740,000 729
Total Ghana (Cost
$2,222
)
2,183
GUATEMALA 0.4%
Corporate Bonds 0.4%
CT Trust, 5.125%, 2/3/32 (USD) (1) 1,210,000 1,211
Total Guatemala (Cost
$1,210
)
1,211
INDIA 0.7%
Corporate Bonds 0.7%
ABJA Investment, 5.45%, 1/24/28 (USD)  2,065,000 2,141
Total India (Cost
$2,034
)
2,141
ISRAEL 0.9%
Corporate Bonds 0.9%
Teva Pharmaceutical Finance Netherlands II, 3.75%, 5/9/27
(EUR)  400,000 417
Teva Pharmaceutical Finance Netherlands II, 4.375%, 5/9/30
(EUR)  235,000 241
Teva Pharmaceutical Finance Netherlands II, 4.50%, 3/1/25
(EUR)  530,000 590
Teva Pharmaceutical Finance Netherlands II, 6.00%, 1/31/25
(EUR)  950,000 1,098
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24
(USD)  200,000 207
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28
(USD)  425,000 445
Total Israel (Cost
$3,149
)
2,998

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ITALY 2.2%
Corporate Bonds 2.2%
Golden Goose, FRN, 3M EURIBOR + 4.875%, 4.875%,
5/14/27 (1) 725,000 792
Golden Goose, FRN, 3M EURIBOR + 4.875%, 4.875%, 5/14/27  1,575,000 1,721
IMA Industria Macchine Automatiche, 3.75%, 1/15/28 (1) 905,000 940
Inter Media & Communication, 6.75%, 2/9/27 (1) 1,675,000 1,810
Inter Media & Communication, 6.75%, 2/9/27  525,000 567
Verde Bidco, 4.625%, 10/1/26 (1) 840,000 894
Verde Bidco, 4.625%, 10/1/26  245,000 261
Total Italy (Cost
$7,469
)
6,985
LUXEMBOURG 1.4%
Corporate Bonds 1.4%
Albion Financing 1, 6.125%, 10/15/26 (USD) (1) 785,000 755
Albion Financing 2, 8.75%, 4/15/27 (USD) (1) 1,180,000 1,136
Altice Finco, 4.75%, 1/15/28  2,875,000 2,779
Total Luxembourg (Cost
$4,921
)
4,670
MACAO 0.8%
Corporate Bonds 0.8%
Studio City Finance, 5.00%, 1/15/29 (USD) (1) 1,790,000 1,365
Wynn Macau, 5.50%, 10/1/27 (USD) (1) 865,000 750
Wynn Macau, 5.625%, 8/26/28 (USD) (1) 355,000 309
Total Macao (Cost
$3,037
)
2,424
MAURITIUS 0.6%
Corporate Bonds 0.6%
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 2,110,000 2,078
Total Mauritius (Cost
$2,110
)
2,078
MEXICO 4.4%
Corporate Bonds 4.4%
Banco Mercantil del Norte, VR, 8.375% (USD) (2)(4) 1,675,000 1,751
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (2) 680,000 643
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (2) 2,115,000 2,087
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  635,000 622

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  2,475,000 2,518
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  850,000 844
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  2,260,000 1,841
Petroleos Mexicanos, 7.69%, 1/23/50 (USD)  2,685,000 2,350
Sixsigma Networks Mexico, 7.50%, 5/2/25 (USD)  1,550,000 1,494
Total Mexico (Cost
$14,574
)
14,150
MOROCCO 0.4%
Corporate Bonds 0.4%
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1) 1,380,000 1,370
Total Morocco (Cost
$1,387
)
1,370
NETHERLANDS 1.9%
Corporate Bonds 1.9%
Compact Bidco, 5.75%, 5/1/26  630,000 629
LeasePlan, VR, 7.375% (2)(4) 1,520,000 1,780
Promontoria Holding 264, 6.375%, 3/1/27 (1) 1,050,000 1,135
Sigma Holdco, 5.75%, 5/15/26 (1) 735,000 661
Sigma Holdco, 5.75%, 5/15/26  500,000 450
Trivium Packaging Finance, 3.75%, 8/15/26 (1) 130,000 141
Trivium Packaging Finance, 8.50%, 8/15/27 (USD) (1) 200,000 200
Ziggo Bond, 3.375%, 2/28/30 (1) 710,000 693
Ziggo Bond, 3.375%, 2/28/30  400,000 390
Total Netherlands (Cost
$6,791
)
6,079
OMAN 1.3%
Corporate Bonds 1.3%
Bank Muscat, 4.75%, 3/17/26 (USD)  1,250,000 1,265
Lamar Funding, 3.958%, 5/7/25 (USD)  885,000 869
OmGrid Funding, 5.196%, 5/16/27 (USD)  2,010,000 1,993
Total Oman (Cost
$4,038
)
4,127
PANAMA 1.5%
Corporate Bonds 1.5%
Banco General, VR, 5.25% (USD) (1)(2)(4) 2,535,000 2,495
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1) 2,300,000 2,287
Total Panama (Cost
$4,971
)
4,782

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PERU 0.4%
Corporate Bonds 0.4%
Hudbay Minerals, 4.50%, 4/1/26 (USD) (1) 400,000 390
Hudbay Minerals, 6.125%, 4/1/29 (USD) (1) 156,000 161
Minsur, 4.50%, 10/28/31 (USD) (1) 930,000 898
Total Peru (Cost
$1,469
)
1,449
ROMANIA 0.3%
Corporate Bonds 0.3%
RCS & RDS, 3.25%, 2/5/28 (EUR) (1) 800,000 813
Total Romania (Cost
$880
)
813
SERBIA 0.8%
Corporate Bonds 0.8%
United Group, 3.625%, 2/15/28 (EUR) (1) 575,000 575
United Group, 3.625%, 2/15/28 (EUR)  1,975,000 1,956
Total Serbia (Cost
$2,917
)
2,531
SOUTH AFRICA 0.2%
Corporate Bonds 0.2%
Sappi Papier Holding, 3.625%, 3/15/28 (EUR) (1) 680,000 717
Total South Africa (Cost
$809
)
717
SPAIN 1.2%
Corporate Bonds 1.2%
Cirsa Finance International, 4.50%, 3/15/27  1,150,000 1,206
Cirsa Finance International, 6.25%, 12/20/23  594,419 659
ContourGlobal Power Holdings, 3.125%, 1/1/28 (1) 320,000 328
Kaixo Bondco Telecom, 5.125%, 9/30/29 (1) 325,000 339
Lorca Telecom Bondco, 4.00%, 9/18/27 (1) 1,250,000 1,338
Total Spain (Cost
$4,222
)
3,870

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TANZANIA 0.4%
Convertible Bonds 0.0%
HTA Group, 2.875%, 3/18/27 (USD)  200,000 173
173
Corporate Bonds 0.4%
HTA Group, 7.00%, 12/18/25 (USD) (1) 1,225,000 1,214
1,214
Total Tanzania (Cost
$1,430
)
1,387
THAILAND 0.5%
Corporate Bonds 0.5%
Indorama Ventures Global Services, 4.375%, 9/12/24 (USD)  1,685,000 1,660
Total Thailand (Cost
$1,707
)
1,660
UNITED ARAB EMIRATES 0.6%
Corporate Bonds 0.6%
MAF Global Securities, VR, 6.375% (USD) (2)(4) 1,900,000 1,915
Total United Arab Emirates (Cost
$2,032
)
1,915
UNITED KINGDOM 7.8%
Corporate Bonds 7.8%
Bellis Acquisition, 3.25%, 2/16/26 (1) 720,000 872
Bellis Acquisition, 3.25%, 2/16/26  150,000 181
Bellis Finco, 4.00%, 2/16/27 (1) 365,000 425
Bellis Finco, 4.00%, 2/16/27  350,000 407
Constellation Automotive Financing, 4.875%, 7/15/27 (1) 1,090,000 1,307
Constellation Automotive Financing, 4.875%, 7/15/27  550,000 660
CPUK Finance, 4.50%, 8/28/27  1,200,000 1,521
Deuce Finco, 5.50%, 6/15/27 (1) 1,185,000 1,488
eG Global Finance, 4.375%, 2/7/25 (EUR) (1) 445,000 479
eG Global Finance, 4.375%, 2/7/25 (EUR)  2,300,000 2,475
Iceland Bondco, 4.625%, 3/15/25  1,400,000 1,640
Jaguar Land Rover Automotive, 4.50%, 7/15/28 (EUR) (1) 1,520,000 1,526
Jerrold Finco, 5.25%, 1/15/27  2,005,000 2,535
Kane Bidco, 5.00%, 2/15/27 (EUR)  760,000 818
Merlin Entertainments, 5.75%, 6/15/26 (USD) (1) 400,000 393
Motion Bondco, 4.50%, 11/15/27 (EUR)  760,000 768
Pinewood Finance, 3.625%, 11/15/27 (1) 1,465,000 1,801

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
RAC Bond, 5.25%, 11/4/27 (1) 1,690,000 2,042
Virgin Media Secured Finance, 5.25%, 5/15/29 (1) 100,000 129
Virgin Media Secured Finance, 5.25%, 5/15/29  275,000 354
Virgin Media Vendor Financing Notes III, 4.875%, 7/15/28  300,000 372
Vmed O2 U.K. Financing I, 3.25%, 1/31/31 (EUR) (1) 485,000 493
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,200,000 1,443
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  790,000 951
Total United Kingdom (Cost
$27,885
)
25,080
UNITED STATES 51.9%
Bank Loans 13.2% (5)
ADMI, FRN, 1M USD LIBOR + 3.375%, 3.875%, 12/23/27  1,321,650 1,297
Alliant Holdings Intermediate, FRN, 1M USD LIBOR + 3.25%,
3.707%, 5/9/25  364,054 360
Applied Systems, FRN, 1M USD LIBOR + 5.50%, 6.506%,
9/19/25 (6) 1,028,736 1,022
Ascend Learning, FRN, 1M USD LIBOR + 5.75%, 6.25%,
11/18/29  1,610,000 1,598
AssuredPartners, FRN, 1M USD LIBOR + 3.50%, 3.957%,
2/12/27  778,010 768
AssuredPartners, FRN, SOFR + 3.50%, 4.00%, 2/13/27 (6) 1,105,000 1,091
Asurion, FRN, 1M USD LIBOR + 5.25%, 5.707%, 1/31/28  785,424 769
Asurion, FRN, 1M USD LIBOR + 5.25%, 5.707%, 1/20/29  1,785,000 1,743
AthenaHealth Group, FRN, SOFR + 3.50%, 4.00%, 1/27/29 (6)
(7) 1,080,000 1,067
Azalea Topco, FRN, 1M USD LIBOR + 3.75%, 4.50%, 7/24/26  650,088 644
Azalea Topco, FRN, SOFR + 3.75%, 7/25/26 (6) 800,000 790
Cano Health, FRN, 1M USD LIBOR + 4.50%, 5.25%, 11/23/27  428,681 421
CCI Buyer, FRN, SOFR + 4.00%, 4.75%, 12/17/27  1,516,821 1,494
CoreLogic, FRN, 3M USD LIBOR + 6.50%, 7.00%, 6/4/29  635,000 625
CP Iris Holdco I, FRN, 1M USD LIBOR + 3.50%, 3.917%,
10/2/28 (7) 1,050,000 1,023
CP Iris Holdco I, FRN, 1M USD LIBOR + 7.00%, 7.50%, 10/1/29  550,000 538
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 3.75%,
4.756%, 5/19/28  643,388 634
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 6.00%,
7.006%, 5/21/29  1,937,726 1,926
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 6.50%,
7.506%, 5/21/29  415,000 411
Gainwell Acquisition, FRN, 1M USD LIBOR + 4.00%, 5.006%,
10/1/27  1,009,774 1,007
HUB International, FRN, 1M USD LIBOR + 3.25%, 4.00%,
4/25/25  1,567,065 1,556
Hyland Software, FRN, 1M USD LIBOR + 3.50%, 4.25%, 7/1/24  772,997 768
Hyland Software, FRN, 1M USD LIBOR + 6.25%, 7.00%, 7/7/25  1,633,800 1,613

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Loyalty Ventures, FRN, 1M USD LIBOR + 4.50%, 5.00%, 11/3/27  1,272,531 1,240
Madison IAQ, FRN, 1M USD LIBOR + 3.25%, 4.524%, 6/21/28  149,250 147
Mozart Borrower, FRN, 1M USD LIBOR + 3.25%, 3.75%,
10/23/28  915,000 905
Naked Juice, FRN, SOFR + 3.25%, 4.001%, 1/20/29  370,000 363
Naked Juice, FRN, SOFR + 6.00%, 6.75%, 1/20/30 (6) 1,340,000 1,333
Nexus Buyer, FRN, 1M USD LIBOR + 6.25%, 6.75%, 11/5/29  790,000 780
Peraton, FRN, 1M USD LIBOR + 3.75%, 4.50%, 2/1/28  534,662 530
Peraton, FRN, 1M USD LIBOR + 7.75%, 8.50%, 2/1/29  364,053 360
Phoenix Newco, FRN, 3M USD LIBOR + 6.50%, 7.00%,
11/15/29 (8) 1,550,000 1,527
Pro Mach Group, FRN, 1M USD LIBOR + 4.00%, 4.00%,
8/31/28 (7)(8) 92,216 92
Pro Mach Group, FRN, 1M USD LIBOR + 4.00%, 5.00%, 8/31/28  1,342,784 1,335
RealPage, FRN, 3M USD LIBOR + 6.50%, 7.25%, 4/23/29  725,000 726
Scientific Games Holdings, FRN, SOFR + 3.50%, 2/4/29 (6) 965,000 955
Shutterfly, FRN, 1M USD LIBOR + 5.00%, 5.75%, 9/25/26  1,955,250 1,788
SRS Distribution, FRN, 1M TSFR + 3.50%, 4.00%, 6/4/28  205,000 202
Tacala Investment, FRN, 1M USD LIBOR + 3.50%, 3.957%,
2/5/27 (6) 765,000 754
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 8.25%,
2/4/28  730,000 715
UKG, FRN, 1M USD LIBOR + 3.25%, 3.75%, 5/4/26  1,650,026 1,635
UKG, FRN, 1M USD LIBOR + 5.25%, 5.75%, 5/3/27  1,255,000 1,243
Woof Holdings, FRN, 1M USD LIBOR + 3.75%, 4.678%,
12/21/27  534,600 530
Woof Holdings, FRN, 1M USD LIBOR + 7.25%, 8.178%,
12/21/28  1,225,000 1,208
Zacapa, FRN, SOFR + 4.00%, 4.516%, 2/10/29  925,000 918
42,451
Convertible Preferred Stocks 0.8%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23 (1) 569 636
Avantor, Series A, 6.25%, 5/15/22  4,735 489
Targa Resources, Series A, Acquisition Date: 10/30/17 -
2/10/21, Cost $1,507, 9.50% (4)(9) 1,490 1,608
2,733
Corporate Bonds 37.7%
AdaptHealth, 5.125%, 3/1/30 (1) 765,000 710
Advantage Sales & Marketing, 6.50%, 11/15/28 (1) 1,800,000 1,705
Albertsons, 3.50%, 3/15/29 (1) 1,410,000 1,269
Albertsons, 4.875%, 2/15/30 (1) 1,315,000 1,271
Alcoa Nederland Holding, 5.50%, 12/15/27 (1) 565,000 585
Alliant Holdings Intermediate, 5.875%, 11/1/29 (1) 1,125,000 1,081
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 830,000 818
American Airlines, 5.50%, 4/20/26 (1) 1,075,000 1,080

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
American Airlines, 5.75%, 4/20/29 (1) 695,000 690
American Finance Trust, 4.50%, 9/30/28 (1) 1,280,000 1,155
Arconic, 6.125%, 2/15/28 (1) 895,000 895
BellRing Brands, 7.00%, 3/15/30 (1) 1,600,000 1,636
Cano Health, 6.25%, 10/1/28 (1) 1,345,000 1,295
Carnival, 7.625%, 3/1/26 (EUR) (1) 1,200,000 1,361
Carnival, 7.625%, 3/1/26 (EUR)  365,000 414
Carpenter Technology, 7.625%, 3/15/30  1,260,000 1,287
CCO Holdings, 4.50%, 8/15/30 (1) 1,525,000 1,433
CCO Holdings, 4.75%, 2/1/32 (1) 1,140,000 1,060
Cedar Fair, 6.50%, 10/1/28  1,845,000 1,877
Cheniere Energy, 4.625%, 10/15/28  1,210,000 1,215
Chesapeake Energy, 5.50%, 2/1/26 (1) 185,000 189
Chesapeake Energy, 5.875%, 2/1/29 (1) 405,000 417
Chesapeake Energy, 6.75%, 4/15/29 (1) 1,340,000 1,420
Chobani, 4.625%, 11/15/28 (1) 590,000 544
CHS, 5.25%, 5/15/30 (1) 945,000 910
CHS, 6.875%, 4/1/28 (1) 505,000 458
CHS, 6.875%, 4/15/29 (1) 700,000 686
Cinemark USA, 5.25%, 7/15/28 (1) 1,595,000 1,483
Citgo Holding, 9.25%, 8/1/24 (1) 800,000 806
CITGO Petroleum, 7.00%, 6/15/25 (1) 750,000 756
Clarios Global, 8.50%, 5/15/27 (1) 1,105,000 1,142
Clarivate Science Holdings, 4.875%, 7/1/29 (1) 345,000 324
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (1) 950,000 938
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1) 755,000 761
Crescent Energy Finance, 7.25%, 5/1/26 (1) 1,615,000 1,611
CSC Holdings, 6.50%, 2/1/29 (1) 690,000 695
CSC Holdings, 7.50%, 4/1/28 (1) 825,000 811
Dave & Buster's, 7.625%, 11/1/25 (1) 1,116,000 1,170
DCP Midstream, Series A, VR, 7.375% (2)(4) 170,000 164
DCP Midstream Operating, VR, 5.85%, 5/21/43 (1)(2) 450,000 420
DISH DBS, 5.125%, 6/1/29  845,000 714
DISH DBS, 5.75%, 12/1/28 (1) 1,745,000 1,658
Elastic, 4.125%, 7/15/29 (1) 2,060,000 1,911
Encore Capital Group, 4.25%, 6/1/28 (GBP) (1) 1,070,000 1,293
Encore Capital Group, FRN, 3M EURIBOR + 4.25%, 4.25%,
1/15/28 (EUR)  800,000 878
Exterran Energy Solutions, 8.125%, 5/1/25  155,000 156
Freeport-McMoRan, 5.25%, 9/1/29  800,000 835
Goodyear Tire & Rubber, 5.25%, 7/15/31 (1) 1,140,000 1,052
GrafTech Finance, 4.625%, 12/15/28 (1) 620,000 577
Graphic Packaging International, 2.625%, 2/1/29 (EUR) (1) 1,085,000 1,132
GTCR AP Finance, 8.00%, 5/15/27 (1) 1,735,000 1,752
Gulfport Energy, 8.00%, 5/17/26 (1) 1,035,000 1,074
Hecla Mining, 7.25%, 2/15/28  1,405,000 1,472

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Hilcorp Energy I, 5.75%, 2/1/29 (1) 255,000 255
Hilcorp Energy I, 6.00%, 2/1/31 (1) 285,000 286
Hillenbrand, 3.75%, 3/1/31  770,000 705
Howard Hughes, 4.125%, 2/1/29 (1) 515,000 483
Howard Hughes, 5.375%, 8/1/28 (1) 635,000 637
HUB International, 5.625%, 12/1/29 (1) 1,500,000 1,436
iHeartCommunications, 5.25%, 8/15/27 (1) 790,000 780
iHeartCommunications, 6.375%, 5/1/26  17,735 18
Kobe U.S. Midco 2, (9.25% Cash or 10.00% PIK), 9.25%,
11/1/26 (1)(10) 680,000 660
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 990,000 942
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 2,887,000 2,963
Madison IAQ, 4.125%, 6/30/28 (1) 695,000 638
Madison IAQ, 5.875%, 6/30/29 (1) 650,000 582
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1) 2,035,000 2,071
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (1) 1,280,000 1,133
Minerva Merger Sub, 6.50%, 2/15/30 (1) 1,590,000 1,542
Mozart Debt Merger, 5.25%, 10/1/29 (1) 440,000 411
Navient, 4.875%, 3/15/28  705,000 648
Navient, 5.50%, 3/15/29  400,000 373
Navient, 6.75%, 6/15/26  1,415,000 1,447
NCL, 5.875%, 2/15/27 (1) 690,000 680
NCL, 7.75%, 2/15/29 (1) 385,000 387
New Albertsons, 7.45%, 8/1/29  20,000 21
New Albertsons, 8.00%, 5/1/31  10,000 11
New Enterprise Stone & Lime, 5.25%, 7/15/28 (1) 670,000 642
Occidental Petroleum, 6.625%, 9/1/30  1,300,000 1,492
Occidental Petroleum, 8.875%, 7/15/30  945,000 1,210
Option Care Health, 4.375%, 10/31/29 (1) 1,830,000 1,716
Organon, 2.875%, 4/30/28 (EUR) (1) 205,000 217
Organon, 5.125%, 4/30/31 (1) 745,000 719
Peach Property Finance, 4.375%, 11/15/25 (EUR) (1) 1,070,000 1,170
PetSmart, 4.75%, 2/15/28 (1) 820,000 793
PetSmart, 7.75%, 2/15/29 (1) 1,230,000 1,267
PG&E, 5.00%, 7/1/28  1,025,000 987
PG&E, 5.25%, 7/1/30  205,000 198
Presidio Holdings, 8.25%, 2/1/28 (1) 2,145,000 2,188
Prime Security Services Borrower, 5.75%, 4/15/26 (1) 320,000 325
Prime Security Services Borrower, 6.25%, 1/15/28 (1) 820,000 804
Range Resources, 4.75%, 2/15/30 (1) 1,100,000 1,086
Range Resources, 8.25%, 1/15/29  470,000 515
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 6.625%,
10/15/26 (1) 1,345,000 1,318
Royal Caribbean Cruises, 3.70%, 3/15/28  1,500,000 1,335
Royal Caribbean Cruises, 5.50%, 8/31/26 (1) 1,205,000 1,160
Scientific Games Holdings, 6.625%, 3/1/30 (1) 510,000 500

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (1) 1,970,000 1,857
Service Properties Trust, 4.35%, 10/1/24  1,300,000 1,255
Service Properties Trust, 7.50%, 9/15/25  735,000 770
Shea Homes, 4.75%, 2/15/28 (1) 285,000 269
Shea Homes, 4.75%, 4/1/29 (1) 335,000 313
Southwestern Energy, 4.75%, 2/1/32  1,175,000 1,172
SRS Distribution, 4.625%, 7/1/28 (1) 605,000 575
SRS Distribution, 6.00%, 12/1/29 (1) 450,000 417
SRS Distribution, 6.125%, 7/1/29 (1) 500,000 464
Surgery Center Holdings, 10.00%, 4/15/27 (1) 840,000 883
T-Mobile USA, 3.50%, 4/15/31 (1) 730,000 687
T-Mobile USA, 3.50%, 4/15/31  1,560,000 1,467
Tallgrass Energy Partners, 6.00%, 12/31/30 (1) 325,000 315
Tallgrass Energy Partners, 6.00%, 9/1/31 (1) 915,000 878
Tallgrass Energy Partners, 7.50%, 10/1/25 (1) 695,000 726
Tenet Healthcare, 4.375%, 1/15/30 (1) 750,000 720
Tenet Healthcare, 6.125%, 10/1/28 (1) 1,870,000 1,893
Tenneco, 7.875%, 1/15/29 (1) 2,110,000 2,221
Terrier Media Buyer, 8.875%, 12/15/27 (1) 1,840,000 1,881
TI Automotive Finance, 3.75%, 4/15/29 (EUR) (1) 880,000 880
Townsquare Media, 6.875%, 2/1/26 (1) 1,690,000 1,734
Triton Water Holdings, 6.25%, 4/1/29 (1) 775,000 665
U.S. Renal Care, 10.625%, 7/15/27 (1) 1,085,000 1,033
United Airlines, 4.625%, 4/15/29 (1) 1,230,000 1,165
United Natural Foods, 6.75%, 10/15/28 (1) 640,000 656
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 495,000 479
Venture Global Calcasieu Pass, 3.875%, 11/1/33 (1) 1,015,000 967
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 620,000 608
Vistra, VR, 7.00% (1)(2)(4) 420,000 409
Vistra, VR, 8.00% (1)(2)(4) 845,000 849
Vistra Operations, 4.375%, 5/1/29 (1) 1,625,000 1,529
121,534
Municipal Securities 0.2%
Puerto Rico Commonwealth, VR, 11/1/43 (3)(11) 256,433 138
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  26,486 24
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  66,263 38
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  51,490 50
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  46,282 45
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  39,723 38

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  54,008 51
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  56,167 53
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.25%, 7/1/23  57,507 59
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  57,345 61
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  56,826 62
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  55,904 62
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  54,299 62
743
Total United States (Cost
$171,843
)
167,461
SHORT-TERM INVESTMENTS 4.2%
Money Market Funds 4.2%
T. Rowe Price Government Reserve Fund, 0.29% (12)(13) 13,539,572 13,540
Total Short-Term Investments (Cost $13,540) 13,540
Total Investments in Securities 98.8%
(Cost $337,465) $ 318,746
Other Assets Less Liabilities 1.2% 3,895
Net Assets 100.0% $ 322,641
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$163,205 and represents 50.6% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) Non-income producing
(4) Perpetual security with no stated maturity date.
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.

T. ROWE PRICE Global High Income Bond Fund

.
.
.
.
.
.
.
.
.
.
(6) All or a portion of this loan is unsettled as of March 31, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(7) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
March 31, 2022, was $418 and was valued at $417 (0.1% of net assets).
(8) Level 3 in fair value hierarchy.
(9) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $1,608 and represents 0.5% of net assets.
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Seven-day yield
(13) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
SOFR Secured overnight financing rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global High Income Bond Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
United States (0.0)%
Protection Sold (Relevant Credit: American
Airlines Group, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default,
6/20/23 * 162 (5) (7) 2
Total United States 2
Total Centrally Cleared Credit Default Swaps,
Protection Sold 2
Total Centrally Cleared Swaps 2
Net payments (receipts) of variation margin to date (1)
Variation margin receivable (payable) on centrally cleared swaps $ 1
* Credit ratings as of March 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Global High Income Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Canadian Imperial Bank
of Commerce 4/29/22 USD 729 EUR 652 $ 7
JPMorgan Chase 4/29/22 USD 1,390 EUR 1,267 (12)
RBC Dominion Securities 4/29/22 USD 838 CAD 1,048 1
Standard Chartered 4/29/22 USD 108 EUR 99 (1)
State Street 4/29/22 USD 52,152 EUR 47,290 (207)
UBS Investment Bank 4/29/22 USD 19,982 GBP 15,235 (27)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (239)

T. ROWE PRICE Global High Income Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — # $ — $ 5 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 10,820 ¤ ¤ $ 13,540 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $5 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $13,540.

T. ROWE PRICE Global High Income Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global High Income Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Global High Income Bond Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE Global High Income Bond Fund

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Global High Income Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 260,022 $ — $ 260,022
Bank Loans — 40,832 1,619 42,451
Convertible Preferred Stocks — 2,733 — 2,733
Short-Term Investments 13,540 — — 13,540
Total Securities 13,540 303,587 1,619 318,746
Swaps* — 2 — 2
Forward Currency Exchange
Contracts — 8 — 8
Total $ 13,540 $ 303,597 $ 1,619 $ 318,756
Liabilities
Forward Currency Exchange
Contracts $ — $ 247 $ — $ 247
1
Includes Convertible Bonds, Corporate Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Global High Income Bond Fund

markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F36-054Q1 03/22